Janus Henderson Global Technology and Innovation Fund

Schedule of Investments (unaudited)

December 31, 2021

Shares or Principal Amounts		Value
Common Stocks– 98.5%
Aerospace & Defense – 0.2%
Axon Enterprise Inc*	103,374	$16,229,718
Diversified Consumer Services – 0.2%
Courser Inc*	701,921	17,154,949
Entertainment – 2.0%
Netflix Inc*	70,356	42,385,269
Sea Ltd (ADR)*	432,794	96,820,346
		139,205,615
Equity Real Estate Investment Trusts (REITs) – 1.3%
Equinix Inc	106,848	90,376,312
Household Durables – 0.8%
Roku Inc*	258,571	59,005,902
Information Technology Services – 11.4%
Adyen NV (144A)*	12,760	33,576,654
Marqeta Inc - Class A*	1,073,831	18,437,678
Mastercard Inc	766,206	275,313,140
Okta Inc*	277,929	62,303,344
One 97 Communications Ltd*	406,734	7,302,711
Shopify Inc*	58,070	79,985,037
Snowflake Inc - Class A*	224,347	75,997,546
Square Inc*	132,827	21,452,889
Toast Inc - Class A*,#	694,388	24,102,207
Twilio Inc*	442,726	116,587,465
Visa Inc	387,438	83,961,689
		799,020,360
Interactive Media & Services – 7.5%
Alphabet Inc - Class C*	121,444	351,409,144
Match Group Inc*	605,811	80,118,505
Snap Inc - Class A*	1,545,763	72,697,234
Twitter Inc*	511,154	22,092,076
		526,316,959
Internet & Direct Marketing Retail – 9.0%
Amazon.com Inc*	100,082	333,707,416
Coupang Inc*	846,869	24,881,011
DoorDash Inc - Class A*	132,372	19,710,191
Farfetch Ltd - Class A*	1,148,150	38,382,655
Global-E Online Ltd*	1,106,946	70,169,307
Grab Holdings Ltd - Class A*,#	5,287,768	37,701,786
MercadoLibre Inc*	77,475	104,467,290
		629,019,656
Leisure Products – 0.2%
Peloton Interactive Inc - Class A*	297,593	10,641,926
Professional Services – 1.6%
CoStar Group Inc*	1,457,527	115,188,359
Real Estate Management & Development – 0.4%
Doma Holdings Inc*,#	1,706,117	8,667,074
Redfin Corp*	433,887	16,656,922
		25,323,996
Road & Rail – 1.1%
Uber Technologies Inc*	1,847,873	77,481,315
Semiconductor & Semiconductor Equipment – 25.9%
Advanced Micro Devices Inc*	435,264	62,634,490
Analog Devices Inc	474,039	83,321,835
Applied Materials Inc	185,548	29,197,833
ASML Holding NV	523,628	421,260,553
KLA Corp	335,274	144,204,700
Lam Research Corp	278,897	200,568,778
Marvell Technology Inc	710,037	62,121,137
NVIDIA Corp	787,726	231,678,094
NXP Semiconductors NV	316,183	72,020,164
Taiwan Semiconductor Manufacturing Co Ltd	13,779,000	306,399,284
Texas Instruments Inc	891,186	167,961,825
Xilinx Inc	150,398	31,888,888
		1,813,257,581
Software – 28.5%
Adobe Inc*	474,483	269,060,330
Atlassian Corp PLC - Class A*	231,415	88,236,225
Autodesk Inc*	321,203	90,319,072
Avalara Inc*	583,121	75,286,752

Shares or Principal Amounts		Value
Common Stocks– (continued)
Software– (continued)
Cadence Design Systems Inc*	741,144	$138,112,184
CCC Intelligent Solutions Holdings Inc*,#	4,508,713	51,354,241
Ceridian HCM Holding Inc*	668,700	69,852,402
Dynatrace Inc*	1,204,773	72,708,051
Gitlab Inc - Class A*,#	131,950	11,479,650
Microsoft Corp	2,281,669	767,370,918
Nice Ltd (ADR)*	147,260	44,708,136
Olo Inc - Class A*	439,400	9,143,914
Paylocity Holding Corp*	34,551	8,159,564
Synopsys Inc*	67,463	24,860,116
Tyler Technologies Inc*	79,658	42,852,021
Unity Software Inc*	370,761	53,015,115
Workday Inc - Class A*	663,514	181,258,755
		1,997,777,446
Technology Hardware, Storage & Peripherals – 8.4%
Apple Inc	3,295,562	585,192,944
Total Common Stocks (cost $3,957,818,250)		6,901,193,038
Private Investment in Public Equity (PIPES)– 0.5%
Diversified Financial Services – 0.5%
Altimeter Growth Corp*,§	3,269,751	23,313,325
CCC Intelligent Solutions Holdings Inc*,§	887,637	10,110,185
Total Private Investment in Public Equity (PIPES) (cost $41,573,880)		33,423,510
Preferred Stocks– 0.7%
Professional Services – 0.2%
Apartment List Inc PP*,¢,§	3,783,673	13,821,757
Software – 0.5%
Magic Leap Inc PP - Class A private equity common shares*,¢,§	18,847	0
Via Transportation Inc PP - Preferred shares*,¢,§	657,989	29,688,507
Via Transportation Inc PP - private equity common shares*,¢,§	78,470	3,395,017
		33,083,524
Total Preferred Stocks (cost $56,065,544)		46,905,281
Warrants– 0%
Internet & Direct Marketing Retail – 0%
Grab Holdings Ltd, expires 12/1/26*((cost $998,445)	337,419	711,954
Investment Companies– 0.5%
Money Markets – 0.5%
Janus Henderson Cash Liquidity Fund LLC, 0.0570%ºº,£((cost $33,263,058)	33,260,452	33,263,778
Investments Purchased with Cash Collateral from Securities Lending– 0.7%
Investment Companies – 0.6%
Janus Henderson Cash Collateral Fund LLC, 0%ºº,£	41,775,771	41,775,771
Time Deposits – 0.1%
Royal Bank of Canada, 0.0400%, 1/3/22	$10,475,443	10,475,443
Total Investments Purchased with Cash Collateral from Securities Lending (cost $52,251,214)		52,251,214
Total Investments (total cost $4,141,970,391) – 100.9%		7,067,748,775
Liabilities, net of Cash, Receivables and Other Assets – (0.9)%		(63,968,346)
Net Assets – 100%		$7,003,780,429

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$5,713,145,826	80.8%
Netherlands	454,837,207	6.4
Taiwan	403,219,630	5.7
Israel	114,877,443	1.6
Argentina	104,467,290	1.5
Australia	88,236,225	1.3
Canada	79,985,037	1.1
Singapore	38,413,740	0.6
United Kingdom	38,382,655	0.5
South Korea	24,881,011	0.4
India	7,302,711	0.1

Total	$7,067,748,775	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/21
Investment Companies - 0.5%
Money Markets - 0.5%
Janus Henderson Cash Liquidity Fund LLC, 0.0570%ºº	$18,300	$9	$(9)	$33,263,778
Investments Purchased with Cash Collateral from Securities Lending - 0.6%
Investment Companies - 0.6%
Janus Henderson Cash Collateral Fund LLC, 0%ºº	348,410∆	-	-	41,775,771
Total Affiliated Investments - 1.1%	$366,710	$9	$(9)	$75,039,549

	Value at 9/30/21	Purchases	Sales Proceeds	Value at 12/31/21
Investment Companies - 0.5%
Money Markets - 0.5%
Janus Henderson Cash Liquidity Fund LLC, 0.0570%ºº	161,740,558	304,062,458	(432,539,238)	33,263,778
Investments Purchased with Cash Collateral from Securities Lending - 0.6%
Investment Companies - 0.6%
Janus Henderson Cash Collateral Fund LLC, 0%ºº	36,541,524	246,238,706	(241,004,459)	41,775,771

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
PP	Private Placement

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2021 is $33,576,654, which represents 0.5% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2021.

#	Loaned security; a portion of the security is on loan at December 31, 2021.

¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended December 31, 2021 is $46,905,281, which represents 0.7% of net assets.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted Securities (as of December 31, 2021)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Altimeter Growth Corp	4/30/21	$32,697,510	$23,313,325	0.3%
Apartment List Inc PP	11/2/20	13,821,757	13,821,757	0.2
CCC Intelligent Solutions Holdings Inc	2/3/21	8,876,370	10,110,185	0.2
Magic Leap Inc PP - Class A private equity common shares	10/5/17	9,160,263	0	0.0
Via Transportation Inc PP - Preferred shares	11/4/21	29,688,507	29,688,507	0.4
Via Transportation Inc PP - private equity common shares	12/2/21	3,395,017	3,395,017	0.1
Total		$97,639,424	$80,328,791	1.2%

The Fund has registration rights for certain restricted securities held as of December 31, 2021. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2021.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$6,901,193,038	$-	$-
Private Investment in Public Equity (PIPES)	-	33,423,510	-
Preferred Stocks	-	-	46,905,281
Warrants	711,954	-	-
Investment Companies	-	33,263,778	-
Investments Purchased with Cash Collateral from Securities Lending	-	52,251,214	-
Total Assets	$6,901,904,992	$118,938,502	$46,905,281

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of December 31, 2021.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-25-70236 03-22